Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39

			(In millions of yen)

	December 31, 2017		December 31, 2018
Items	Book value	Fair value	Book value	Fair value
Financial assets
Trade and other receivables
Financial assets at amortized cost	—		37,644
Loans and receivables	42,892		—

Total	42,892		37,644

Other financial assets, current
Financial assets at amortized cost
Time deposits	—		11,507
Short-term loans	—		593
Guarantee deposits	—		853
Office security deposits	—		—
Other	—		4
Financial assets at FVOCI(1)	—		2,958	2,958
Loans and receivables
Time deposits	12,002		—
Short-term loans	206		—
Corporate bonds and other debt instruments	849		—
Office security deposits	195		—
Available-for-sale financial assets	6	6	—	—

Total	13,258		15,915

Other financial assets, non-current
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	—	280	288
Guarantee deposits	—		123	123
Office security deposits	—	—	9,162	9,050
Other			118	118
Financial assets at FVOCI(1)	—	—	22,343	22,343
Financial assets at fair value through profit or loss(3)	—	—	10,261	10,261
Held-to-maturity investments(2)	280	291	—	—
Loans and receivables
Corporate bonds and other debt instruments	7,986	8,036	—	—
Guarantee deposits(2)	726	726	—
Office security deposits	5,709	5,546	—	—
Financial assets at fair value through profit or loss(3)
Conversion right and redemption right of preferred stock	1,862	1,862	—	—
Available-for-sale financial assets(4)	15,388	15,388	—	—
Other	133	133	—

Total	32,084		42,287

			(In millions of yen)

	December 31, 2017		December 31, 2018
Items	Book value	Fair value	Book value	Fair value
Financial liabilities
Trade and other payables
Financial liabilities at amortized cost	28,810		34,985

Other financial liabilities, current
Financial liabilities at amortized cost
Deposits received(5)	5,730		13,653
Short-term borrowings(6)	22,224		23,000
Others	46		57
Financial liabilities at fair value through profit or loss
Put option liabilities	3	3	16	16

Total	28,003		36,726

Corporate bonds(7)	—		142,132	143,743

Other financial liabilities non-current
Financial liabilities at amortized cost
Office security deposits received under sublease agreement	23	23	16	16
Others	93		231
Financial liabilities at fair value through profit or loss
Put option liabilities	486	486	280	280

Total	602		527

(1)	Impairment losses of 10 million yen were recognized for debt instruments at FVOCI for the year ended December 31, 2018.
(2)

The Group is in the compliance with requirements of the Japanese Payment Services Act, where a certain amount of money defined in the act has to be secured, either by depositing or entrusting a cash reserve or government bonds with the Legal Affairs Bureau, or by concluding a guarantee contract with a financial institution. If deposits are made, they are recorded as guarantee deposits. If guarantee contracts are entered into, guarantee fees equal to the contractual amount times a guarantee fee rate is incurred. In accordance with the Japanese Payment Services Act, the Group had deposited cash of 635 million yen as of December 31, 2017. The Group also had deposited investments in Japanese government bonds of 280 million yen as of December 31, 2017 and 2018, which the Group intends to hold until maturity for this purpose. In addition, the Group had credit guarantee contracts with banks for 12,500 million yen with a guarantee fee rate of 0.1% and for 18,500 million yen with a weighted average guarantee fee rate of 0.1% as of December 31, 2017 and 2018, respectively, to comply with the Japanese Payment Services Act.

(3)	A valuation loss of 676 million yen was recognized for financial assets at fair value through profit or loss for the year ended December 31, 2018.
(4)	Impairment losses of 1,761 million yen and gain on sale of 751million yen were recognized for available-for-sale financial assets for the year ended December 31, 2017.
(5)	The amounts were calculated based on IAS 18 and IFRS 15 for the years ended December 31, 2017 and 2018, respectively. (Refer to Note 3 Significant Accounting Policies).
(6)	The weighted average interest rate of the remaining outstanding short-term borrowings as of December 31, 2017 and 2018 was 0.1% and 0.1%, respectively.
(7)

During the year ended December 31, 2018, I. Euro-yen convertible bonds with stock acquisition rights due to overseas public offering of 37,494.5 million yen (Zero coupon convertible bonds due 2023) and II. 37,494.5 million yen (Zero coupon convertible bonds due 2025) were issued. The Group also issued Euro-yen convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER Corporation, amounted to III. 37,494.5 million yen (Zero coupon convertible bonds due 2023) and IV. 37,494.5 million yen (Zero coupon convertible bonds due 2025). At initial recognition, the book value of the liability component of the convertible bonds with stock acquisition rights is the fair value of discounted future cash flows of the bonds at a rate of similar debt instruments taking into account the Company’s credit risk excluding the transaction costs from issuing the bonds. The difference between the fair value of the entire convertible bonds with stock acquisition rights and the fair value of the liability component is allocated to the conversion option as the equity component at the amount excluding the transaction costs as well as income taxes. The Group recognized a liability of 141,932 million yen and an equity component of 4,175 million yen at the initial recognition. After the initial recognition, the liability component is measured at amortized cost using the effective interest method, whilst the equity component is not remeasured subsequently. The book value of the liability of the convertible bonds with stock acquisition rights as of December 31, 2018 amounted to 142,132 million yen, which was the summation of the book value of the liability as at the initial recognition and the interest expense of 200 million yen. The Group may redeem all, but not some only, of the outstanding bonds at 100% of the principal amount provided, however, that no such redemption may be made unless the closing price of the share for each of the 20 consecutive trading days is at least 130 percent of the conversion price for the relevant series of bonds in effect on or after September 21, 2021 for the Euro-yen convertible bonds with stock acquisition rights I. and III., and after September 20, 2023 for II. and IV. There is no financial covenants on the corporate bonds that cause a material disadvantage.